Submission	Sep. 09, 2024
Submission [Line Items]
Central Index Key	0000947263
Registrant Name	TORONTO DOMINION BANK
Registration File Number	333-262557
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES